RETIREMENT AND POSTRETIREMENT BENEFITS (Details 6) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Benefits Expected to be Paid by the Company
Expected future benefit payments for 2015	93
Expected future benefit payments for 2016	99
Expected future benefit payments for 2017	106
Expected future benefit payments for 2018	113
Expected future benefit payments for 2019	120
Expected future benefit payments for 2020-2024	720
Pension Plans
Benefits Expected to be Paid by the Company
Total contributions	138	155
Contributions expected to be paid in 2015	109
Other Postretirement Plans
Benefits Expected to be Paid by the Company
Total contributions	11	12
Contributions expected to be paid in 2015	10